UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Scalia
Title:     CFO
Phone:     212-616-1122

Signature, Place, and Date of Signing:

      /s/ Tom Scalia     New York, NY     August 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $572,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204     5664   200000 SH       SOLE                   200000        0        0
ARCH COAL INC                  COM              039380100     9004   120000 SH       SOLE                   120000        0        0
BAKER HUGHES INC               COM              057224107     8734   100000 SH       SOLE                   100000        0        0
CABOT OIL & GAS CORP           COM              127097103    13546   200000 SH       SOLE                   200000        0        0
CAMECO CORP                    COM              13321L108    14617   340967 SH       SOLE                   340967        0        0
CENTURY ALUM CO                COM              156431108    13298   200000 SH       SOLE                   200000        0        0
COSAN LTD                      SHS A            G25343107     4418   349274 SH       SOLE                   349274        0        0
DENISON MINES CORP             COM              248356107     6992   800000 SH       SOLE                   800000        0        0
DRYSHIPS INC                   SHS              Y2109Q101    20045   250000 SH       SOLE                   250000        0        0
EATON CORP                     COM              278058102    16994   200000 SH       SOLE                   200000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     2386    32403 SH       SOLE                    32403        0        0
EXCEL MARITIME CARRIERS LTD    COM              V3267N107     3925   100000 SH       SOLE                   100000        0        0
FIRST SOLAR INC                COM              336433107     3199    11725 SH       SOLE                    11725        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    29298   250000 SH       SOLE                   250000        0        0
FRONTIER OIL CORP              COM              35914P105     5978   250000 SH       SOLE                   250000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    18792   800000 SH       SOLE                   800000        0        0
GREY WOLF INC                  COM              397888108    11288  1250000 SH       SOLE                  1250000        0        0
HECKMANN CORP                  COM              422680108    15232  1700000 SH       SOLE                  1700000        0        0
HERCULES OFFSHORE INC          COM              427093109    19010   500000 SH       SOLE                   500000        0        0
HESS CORP                      COM              42809H107     6310    50000 SH       SOLE                    50000        0        0
ICICI BK LTD                   ADR              45104G104     2876   100000 SH       SOLE                   100000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    27144   200000 SH  PUT  SOLE                   200000        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     3791   225000 SH       SOLE                   225000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9444   400000 SH       SOLE                   400000        0        0
MARATHON OIL CORP              COM              565849106    10374   200000 SH  CALL SOLE                   200000        0        0
MOSAIC CO                      COM              61945A107     2894    20000 SH       SOLE                    20000        0        0
NUCOR CORP                     COM              670346105    11201   150000 SH       SOLE                   150000        0        0
PARKER DRILLING CO             COM              701081101     5005   500000 SH       SOLE                   500000        0        0
PEABODY ENERGY CORP            COM              704549104     4403    50000 SH       SOLE                    50000        0        0
PETROHAWK ENERGY CORP          COM              716495106    21858   472000 SH       SOLE                   472000        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    23180   400000 SH       SOLE                   400000        0        0
PHI INC                        COM NON VTG      69336T205     6912   172070 SH       SOLE                   172070        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9034   200000 SH  PUT  SOLE                   200000        0        0
PROSHARES TR                   ULTRASHORT QQQ   74347R875    28543   636700 SH       SOLE                   636700        0        0
PROSHARES TR                   ULTRASHRT O&G    74347R586    10684   400000 SH       SOLE                   400000        0        0
PROSHARES TR                   ULTRA FINL PRO   74347R743     4028   200000 SH       SOLE                   200000        0        0
PROSHARES TR                   ULTRASHT SP500   74347R883    26668   400000 SH  CALL SOLE                   400000        0        0
PROSHARES TR                   ULTRA XIN CH25   74347R321    17561   207726 SH       SOLE                   207726        0        0
SANDRIDGE ENERGY INC           COM              80007P307    19374   300000 SH       SOLE                   300000        0        0
SEASPAN CORP                   SHS              Y75638109     4804   200000 SH       SOLE                   200000        0        0
SILVER WHEATON CORP            COM              828336107     7325   500000 SH       SOLE                   500000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109    15247   320238 SH       SOLE                   320238        0        0
TERRA INDS INC                 COM              880915103     4935   100000 SH       SOLE                   100000        0        0
WALTER INDS INC                COM              93317Q105    50578   465000 SH       SOLE                   465000        0        0
WILLIAMS COS INC DEL           COM              969457100    16124   400000 SH       SOLE                   400000        0        0